Other liabilities	12 Months Ended
Nov. 30, 2020
Other Liabilities [Abstract]
Other liabilities
19.	Other liabilities

	Note	2020	2019

Deferred lease inducements		$-	$238

Stock appreciation rights	20(c)	41	28

		$41	$266